Transamerica Mid Cap Growth Expense Example, No Redemption - Retail Class [Member] - Transamerica Mid Cap Growth	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 669
Expense Example, No Redemption, 3 Years	922
Expense Example, No Redemption, 5 Years	1,194
Expense Example, No Redemption, 10 Years	1,967
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,123
Expense Example, No Redemption, 10 Years	2,432
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	523
Expense Example, No Redemption, 10 Years	1,164
I2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	468
Expense Example, No Redemption, 10 Years	1,046
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	468
Expense Example, No Redemption, 10 Years	$ 1,046